Transactions with Related Parties - Schedule of Key Management Personnel Compensation (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	$ 2,918,180	$ 2,833,520	$ 3,203,745
Post-employment benefits	105,449	140,474	125,237
Share-based payments	29,176	791,310	801,701
Key management personnel compensation	$ 3,052,805	$ 3,765,304	$ 4,130,683